UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 12b-25

                           NOTIFICATION OF LATE FILING

                                                      SEC File Number - 0-18596
                                                      CUSIP Number - 028-60R-105

(Check One):  [ ] Form 10-K           [_] Form 20-F              [_] Form 11-K
              [X] Form 10-Q           [_] Form N-SAR

For Period Ended:  September 30, 2002
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[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR

For the Transition Period Ended:
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Read Instruction (on back page) Before Preparing Form.  Please Print or Type.

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

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If the notification relates to a portion of the filing checked above, identify the Item(a) to which the notification relates:

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PART  I - REGISTRANT INFORMATION

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Full Name of Registrant

                  American Natural Energy Corporation

Former Name if Applicable

Address of Principal Executive Office (Street and Number)

                  7030 South Yale - Suite 404

City, State and Zip Code

                  Tulsa, Oklahoma  74136

PART  II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to rule 12B-25(b), the following should be completed. (Check box if appropriate):

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]      (b) The subject annual report, semi-annual report, transition report on
             Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART  III  -- NARRATIVE

State below in reasonable detail the reasons why the form 10-K, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

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         The registrant commenced production of commercial quantities of oil and natural gas during the quarter ended September 30, 2002 from its Louisiana and Oklahoma properties. The registrant is assembling information to support the carrying values of its oil and natural gas properties as of September 30, 2002 and its determination of the amount of depletion for the quarter ended September 30, 2002. As of June 30, 2002, the registrant had no properties producing commercial quantities of oil or gas and no proven reserves were attributed to the registrant's properties as of that date.

         As is disclosed in the registrant's Current Report on Form 8-K for November 1, 2002, the registrant sold, effective October 1, 2002, its interest in its Oklahoma properties and four coal seam wells drilled on the acreage.

         The registrant's registration statement on Form 10-SB filed with the Commission on August 12, 2002 became effective on October 12, 2002. Under Rule 13a-13(a), the registrant's quarterly report on Form 10-QSB for the quarter ended September 30, 2002 is due to be filed with the Commission on or before November 26, 2002.

PART  IV  --  OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

                  Steven P. Ensz          918-481-1440
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                      (Name)      (Area Code)(Telephone Number)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the
    registrant was required to file such reports) been filed? [X] Yes    [ ] No

    If the answer is no, identify report(s).

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(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
    [X] Yes      [ ] No

    If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

    On December 31, 2001, the registrant acquired the assets and capital stock of Couba Operating Company which was primarily engaged in the production of oil from

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     properties located in St. Charles Parish, Louisiana. As a consequence of this acquisition, the registrant's assets, liabilities, revenues and scale of operations in 2002 has increased over its operations in 2001. Prior to December 31, 2001, the registrant's activities were limited. The registrant expects to report a net loss for both the quarter and the nine months ended September 30, 2002.

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                       American Natural Energy Corporation
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date: November 26, 2002                          By: /s/ Steven P. Ensz
      -----------------                              -------------------------
                                                     Vice President, Finance

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

------------------------------------ATTENTION-----------------------------------

                   INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT
            CONSTITUTE FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C 1001).

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                              GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 (17 CFR 240, 12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the

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   Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5. Electronic Filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or rule 202 of Regulation S-T or apply for an adjustment in filing date pursuant to rule 13(b) of Regulation S-T.

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